Acquisitions	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Acquisitions

15) Acquisitions

In March 2017, June 2017, September 2017, December 2017 and March 2018, the Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen the Brasil Knutsen and the Anna Knutsen, respectively.

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Anna Knutsen March 1, 2018	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017		Final Tordis Knutsen March 1, 2017
Purchase consideration (1)	$ 19,913	$5,764	$33,235		$31,759	$32,983

Less: Fair value of net assets acquired:
Vessels and equipment (2)	120,274	96,000	142,457		145,772	145,754
Intangibles: Above market time charter	—	—	—		1,458	1,468
Cash	4,537	5,217	470		3,438	609
Inventories	257	146	243		190	129
Derivative assets	1,839	—	1,729		226	1,377
Others current assets	111	125	193		128	1,348
Amounts due from related parties	520	2	23,599		18,374	20,834
Long-term debt	(84,217)	(59,000)	(111,068)		(114,411)	(114,411)
Long-term debt from related parties	(22,535)	—	(22,706)		(22,703)	(22,960)
Deferred debt issuance	1,228	618	867		928	795
Trade accounts payable	(971)	(154)	(256)		(187)	(106)
Accrued expenses	(1,013)	(1,185)	(224)		(1,082)	(503)
Prepaid charter and deferred revenue	—	—	(1,758)		—	—
Amounts due to related parties	(117)	(36,005)	(186)		(372)	(1,351)
Income tax payable	—	—	(125)		—	—

Subtotal	19,913	5,764	33,235	#	31,759	32,983

Difference between the purchase price and fair value of net assets acquired	—	—	—		—	—
Goodwill	—	—	—		—	—
Difference between the purchase price and allocated values	$—	$—	$—		$—	$—

(1) The purchase price is comprised of the following:

(U.S. Dollars in thousands)	Final Anna Knutsen March 1, 2018	Final Brasil Knutsen December 15, 2017	Final Lena Knutsen September 30, 2017	Final Vigdis Knutsen June 1, 2017	Final Tordis Knutsen March 1, 2017
Cash consideration paid to KNOT (from KNOT)	$14,637	$2,383	$33,343	$28,109	$31,242
Purchase price adjustments	5,276	3,381	(108)	3,650	1,741
Seller’s credit	—	—	—	—	—
Seller’s loan	—	—	—	—	—
Purchase price	$19,913	$5,764	$33,235	$31,759	$32,983

(2)

Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Anna Knutsen of $2,329, Brasil Knutsen of $260, Lena Knutsen of $2,741, Vigdis Knutsen of $2,709 and Tordis Knutsen of $2,753.

Anna Knutsen

On March 1, 2018, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS (“KNOT 30”), the company that owns and operates the Anna Knutsen. The purchase price for the vessel was $120.0 million, less $106.8 million of outstanding indebtedness, plus approximately $1.4 million for certain capitalized fees related to the financing of the vessel and plus other purchase price adjustments of $5.3 million.

Following of adoption of ASU 2017-01, Business Combinations: Clarifying the Definition of a Business, the Partnership accounted for this acquisition as an acquisition of an asset. The cost of the group of assets acquired in the asset acquisition has been allocated to the individual assets acquired or liabilities assumed based on their relative fair values.

Brasil Knutsen

On December 15, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 32 AS (“KNOT 32”), the company that owns and operates the Brasil Knutsen. The purchase price was $96.0 million, less $59.0 million of outstanding indebtedness, less approximately $35.2 million for a loan owed by KNOT 32 to KNOT (the “Company Liquidity Loan”), plus approximately $0.6 million for certain capitalized fees related to the financing of the Brasil Knutsen, and plus $3.4 million of post-closing adjustments for working capital. The cash portion of the purchase price was financed with the proceeds from the Partnership’s public offering of 3,000,000 common units which closed on November 9, 2017. See Note 16—Equity Offerings and Sale of Series A Preferred Units. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Brasil Knutsen business contributed revenues of $0.7 million and net income of $0.3 million to the Partnership for the period from December 15, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Brasil Knutsen as if this acquisition had taken place on January 1, 2017. KNOT acquired the Brasil Knutsen from Chevron in July 2017 and the vessel was not operating on any contract at the time KNOT bought the vessel. From July 2017, the Brasil Knutsen operated on short term contracts until it commenced its time charter contract with Galp Sinopec Brazil Services B.V. in November 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$223,220
Net income	64,034

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors.

Lena Knutsen

On September 30, 2017, KNOT Shuttle Tankers AS acquired KNOT’s 100% interest in KNOT Shuttle Tankers 26 AS (“KNOT 26”), the company that owns and operates the Lena Knutsen. The purchase price was $142.0 million, less approximately $133.8 million of outstanding indebtedness, plus approximately $24.1 million for a receivable owed by KNOT to KNOT 26, plus approximately $1.0 million for certain capitalized fees related to the financing of the Lena Knutsen and less $0.1 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Lena Knutsen business contributed revenues of $5.2 million and net loss of $0.1 million to the Partnership for the period from September 30, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Lena Knutsen as if this acquisition had taken place on January 1, 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$220,904
Net income	62,999

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors as if the acquisition had taken place from the date of delivery of the vessel.

Vigdis Knutsen

On June 1, 2017, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS (“KNOT 25”), the company that owns and operates the Vigdis Knutsen. The purchase price was $147.0 million, less approximately $137.7 million of outstanding indebtedness, plus approximately $17.9 million for a receivable owed by KNOT to KNOT 25, plus approximately $0.9 million for certain capitalized fees related to the financing of the Vigdis Knutsen and plus $3.7 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Vigdis Knutsen business contributed revenues of $11.8 million and net income of $2.6 million to the Partnership for the period from June 1, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Vigdis Knutsen as if this acquisition had taken place on January 1, 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$222,354
Net income	63,225

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.

Tordis Knutsen

On March 1, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 24 AS (“KNOT 24”), the company that owns and operates the Tordis Knutsen. The purchase price was $147.0 million, less approximately $137.7 million of outstanding indebtedness, plus approximately $21.1 million for a receivable owed by KNOT to KNOT 24, plus approximately $0.8 million for certain capitalized fees related to the financing of the Tordis Knutsen and plus $1.7 million of post-closing adjustments for working capital and interest rate swaps. The cash portion of the purchase price was financed with the proceeds from the Partnership’s sale and issuance of (i) 2,083,333 Series A Preferred Units which closed on February 2, 2017 and (ii) 3,000,000 common units which took place on January 10, 2017. See Note 16—Equity Offerings and Sale of Series A Preferred Units. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Tordis Knutsen business contributed revenues of $17.2 million and net income of $3.2 million to the Partnership for the period from March 1, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Tordis Knutsen as if this acquisition had taken place on January 1, 2017.

(U.S. Dollars in thousands)	Year Ended December 31, 2017
Revenue	$221,198
Net income	66,584

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.